Intangible Assets and Goodwill, Net - Assumptions used in fair value calculations of goodwill and intangible assets (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum | Other Businesses
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)		3.50%
Discount rate (as a percentage)		14.60%
Minimum | Cable
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)	3.70%	3.50%
Discount rate (as a percentage)	10.50%	10.90%
Multiple of sales	2.3
Multiple of EBITDA (as defined)	6.3
Maximum | Other Businesses
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)		3.50%
Discount rate (as a percentage)		15.60%
Maximum | Cable
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)	3.90%	3.50%
Discount rate (as a percentage)	11.60%	11.20%
Multiple of sales	3.4
Multiple of EBITDA (as defined)	8.2